Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis	The Company classifies the fair value of these foreign exchange derivative contracts in Level 2 because the inputs used in the valuation model are observable in active markets over the term of the respective contracts.
	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2018	(Level 1)	(Level 2)	(Level 3)
Description	(INR)	(INR)	(INR)	(INR)
Assets
Current assets
Available for sale securities	1,383,573	1,383,573	—	—
Foreign exchange derivative contracts	48,837	—	48,837	—
Total assets	1,432,410	1,383,573	48,837	—

Fair value measurement at reporting date using
Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2018	(Level 1)	(Level 2)	(Level 3)
Description	(INR)	(INR)	(INR)	(INR)
Other Liabilities
Fair valuation of swaps and options	331,314	—	331,314	—
Total Liabilities	331,314	—	331,314	—

	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Description	(INR)	(INR)	(INR)	(INR)
Assets
Non-Current assets
Fair valuation of swaps and options	2,220,435	—	2,220,435	—
Total assets	2,220,435	—	2,220,435	—
US$	32,106	—	32,106	—

	Fair value measurement at reporting date using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	March 31,	Assets	Inputs	Inputs
	2019	(Level 1)	(Level 2)	(Level 3)
Description	(INR)	(INR)	(INR)	(INR)
Other Liabilities
Fair valuation of swaps and forward	184,717	—	184,717	—
Total Liabilities	184,717	—	184,717	—
US$	2,671	—	2,671	—

Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans

The carrying value and fair value of the Company’s fixed rate project financing term loans is as follows:

	As of March 31,
	2018
	Carrying Value	Fair Value
	(INR)	(INR)	US$
Fixed rate project financing loans:
Foreign currency loans	35,804,793	36,938,371	567,323

	As of March 31,
	2019
	Carrying Value	Fair Value
	(INR)	(INR)	US$
Fixed rate project financing loans:
Foreign currency loans	38,422,292	38,657,191	558,953
Indian currency loan	2,586,160	2,530,953	36,596

Schedule of Carrying Value and Fair Value of Investments Classified as Available for Sale Security

The carrying value and fair value of the Company’s investment in Bank of Mauritius notes, classified as available for sale security is as follows:

	As of March 31,
	2018
	Carrying Value	Fair Value
	(INR)	(INR)	US$
Non-current investments:
Fixed rate Bank of Mauritius notes	7,041	7,088	109